Financing Arrangements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2011	Jun. 30, 2010
Debt Instrument [Line Items]
Commercial paper notes outstanding	$ 0	$ 0
Domestic Line of Credit
Debt Instrument [Line Items]
Line of credit	1,500,000
Foreign Line of Credit
Debt Instrument [Line Items]
Line of credit	97,548
Notes payable	0	17,759
Weighted-average interest rate of notes payable	0.60%	0.50%
Commercial Paper
Debt Instrument [Line Items]
Amount of short-term commercial paper notes authorized to sell	$ 1,350,000